Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000015930
Account Value [Line Items]
Line Graph and Table Measure Name			Hawaii Municipal Bond Fund, Class I Shares
Accumulated Value		$ 100,000		$ 99,684	$ 103,415	$ 104,097	$ 110,020	$ 114,259	$ 114,966	$ 107,283	$ 109,919	$ 111,600	$ 116,423
C000015931
Account Value [Line Items]
Accumulated Value		10,000		9,943	10,288	10,323	10,889	11,270	11,301	10,529	10,771	10,898	11,341
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Bond Index (USD)
Accumulated Value		100,000		100,248	105,710	107,065	115,133	121,134	122,972	112,488	119,688	120,949	126,084
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Bond Index (USD)
Accumulated Value		10,000		10,025	10,571	10,707	11,513	12,113	12,297	11,249	11,969	12,095	12,608
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Accumulated Value		100,000		100,237	104,778	106,202	113,521	118,939	120,397	112,284	118,629	120,343	125,938
Bloomberg Hawaii Municipal Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg Hawaii Municipal Index (USD) (TR)
Accumulated Value		100,000		100,008	104,815	106,050	113,394	119,395	120,396	112,083	116,548	117,741	123,292
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Accumulated Value		10,000		10,024	10,478	10,620	11,352	11,894	12,040	11,228	11,863	12,034	12,594
Bloomberg Hawaii Municipal Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg Hawaii Municipal Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,001	$ 10,482	$ 10,605	$ 11,339	$ 11,940	$ 12,040	$ 11,208	$ 11,655	$ 11,774	$ 12,329

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.